Acquisitions and Divestitures - Impact to Historical Consolidated Statements of Income Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other	[1]	$ 1,752,072		$ 1,533,377		$ 1,200,060
Equity income, net	[1],[2],[3],[4]	71,251		57,836		22,948
Net income (loss)	[1]	14,207		456,668		288,244
Delaware Basin JV Gathering LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		0	[5]	62,112		32,545
Equity income, net		0	[5]	0		0
Net income (loss)		0	[5]	17,309		4,096
Springfield Pipeline LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		190,766		150,576		114,647
Equity income, net		0		0		0
Net income (loss)		77,644		48,801		(1,295)
Springfield Pipeline LLC [Member] | Eliminations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		(66)		(67)		(69)
Equity income, net		0		0		0
Net income (loss)		0		0		0
Partnership Historical [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		1,561,372		1,320,756	[6]	1,052,937	[6]
Equity income, net		71,251		57,836	[6]	22,948	[6]
Net income (loss)		$ (63,437)		$ 390,558	[6]	$ 285,443	[6]

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of the Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	The financial results for the DBJV system for the year ended December 31, 2015 are reflected in the Partnership’s historical financial statements as filed in the Partnership’s 2015 Form 10-K with the SEC on February 25, 2016.
[6]	See Adjustments to previously issued financial statements in Note 1.